Investments and assets and liabilities held for sale, Discontinued operation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Discontinued operations [Abstract]
Profit (loss) from discontinued operations	R$ 8,033	R$ 41	R$ (4,521)
Assets, from discontinued operations	6,580	0	0
Liabilities, from discontinued operations	23,787	24,220	17,903
Dona Juana [Member]
Discontinued operations [Abstract]
Profit (loss) from discontinued operations	687	41	(4,521)
Liabilities, from discontinued operations	23,787	24,220	17,903
Leccaros Participacoes S.A. [Member]
Discontinued operations [Abstract]
Assets, from discontinued operations	R$ 6,580	R$ 0	R$ 0